Commitments, Contingencies, and Concentration Risk - Major Customer Concentration (Details) - Major Customer Concentration Risk - customer	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Accounts receivable | Five customers
Commitments, Contingencies, and Concentration Risk
Number of customers					5
Concentration risk percentage (in %)					86.00%
Revenue | One customer
Commitments, Contingencies, and Concentration Risk
Number of customers	1		1
Concentration risk percentage (in %)	10.00%		13.00%
Revenue | Three customers
Commitments, Contingencies, and Concentration Risk
Number of customers		3
Concentration risk percentage (in %)		34.00%
Revenue | Two customers
Commitments, Contingencies, and Concentration Risk
Number of customers				2
Concentration risk percentage (in %)				24.00%